Retirement benefits - Defined Benefit Plan (Detail) - Net defined benefit liability (asset) [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
At 1 January	$ 66	$ 92	$ 103
Interest expense	3	2	2
Total	3	2	2
Demographic assumptions	(1)	(1)	(3)
Financial assumptions	2	(22)	(3)
Experience adjustments	1	2	(1)
Re-measurement loss/(gain)	2	(21)	(7)
Exchange adjustments	0	(2)	(1)
Total	2	(23)	(8)
Group contributions	(5)	(5)	(5)
Total	(5)	(5)	(5)
At 31 December	66	66	92
United Kingdom [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	19	18	30
United States [member] | Unfunded Plans [member]
Statement [Line Items]
Unfunded Plans	34	35	45
Unfunded post-employment plans	$ 13	$ 13	$ 17